RELATED PARTIES BALANCES AND TRANSACTIONS (Narrative) (Details) - USD ($)		1 Months Ended
	Jun. 08, 2023	Feb. 23, 2021	Jan. 26, 2020	Dec. 31, 2023
Related Party Transaction [Line Items]
Rental properties				$ 66,000
Options granted	18,000	30,000
Valuation of options				$ 2,000
Two Board Members And Chairman [Member]
Related Party Transaction [Line Items]
Options granted	54,000
Valuation of options	$ 174,000
Director [Member]
Related Party Transaction [Line Items]
One time payment			$ 150,000
Board of Directors Chairman [Member]
Related Party Transaction [Line Items]
One time payment, quarterly basis			$ 37,500
Three board members, Chairman of the board of directors and to its Chief Technology Officer [Member]
Related Party Transaction [Line Items]
Options granted		30,000